UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22961

Alpha Architect ETF Trust
(Exact name of registrant as specified in charter)

213 Foxcroft Road
Broomall, PA 19008
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

215-882-9983
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period: December 31, 2014

Item 1. Schedule of Investments.

ValueShares U.S. Quantitative Value ETF
Schedule of Investments
December 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.9%
Aerospace & Defense - 2.8%
4,408	Northrop Grumman Corp.	$649,695
Apparel Retail - 5.2%
10,194	Foot Locker, Inc.	572,699
15,204	The Gap, Inc.	640,240
		1,212,939
Apparel, Accessories & Luxury Goods - 2.5%
15,832	Coach, Inc.	594,650
Auto Parts & Equipment - 2.8%
6,058	Magna International, Inc.	658,444
Biotechnology - 2.2%
15,422	Myriad Genetics, Inc. (a)	525,273
Commodity Chemicals - 3.8%
9,744	Methanex Corp.	446,568
7,412	Westlake Chemical Corp.	452,799
		899,367
Communications Equipment - 5.4%
23,882	Cisco Systems, Inc.	664,278
8,442	Harris Corp.	606,304
		1,270,582
Computer & Electronics Retail - 4.8%
17,084	Best Buy Co., Inc.	665,934
13,464	GameStop Corp. Class A	455,083
		1,121,017
Construction & Engineering - 2.3%
8,768	Fluor Corp.	531,604
Department Stores - 2.5%
9,526	Kohl's Corp.	581,467
Diversified Chemicals - 2.4%
7,286	Eastman Chemical Co.	552,716
Education Services - 3.1%
21,148	Apollo Education Group, Inc. (a)	721,358
Fertilizers & Agricultural Chemicals - 2.6%
2,222	CF Industries Holdings, Inc.	605,584
Footwear - 2.6%
19,090	Steven Madden, Ltd. (a)	607,635
Health Care Equipment - 3.0%
5,498	Edwards Lifesciences Corp. (a)	700,335
Homefurnishing Retail - 2.8%
8,606	Bed Bath & Beyond, Inc. (a)	655,519
Industrial Machinery - 2.2%
4,070	Valmont Industries, Inc.	516,890
Integrated Oil & Gas - 4.4%
6,184	Occidental Petroleum Corp.	498,492
16,434	Suncor Energy, Inc.	522,273
		1,020,765
Integrated Telecommunication Services - 2.3%
16,054	AT&T, Inc.	539,254
Managed Health Care - 15.9%
7,178	Aetna, Inc.	637,622
4,716	Anthem, Inc.	592,660
6,058	Cigna Corp.	623,429
12,020	Health Net, Inc. (a)	643,430
4,228	Humana, Inc.	607,268
6,148	UnitedHealth Group, Inc.	621,501
		3,725,910
Oil & Gas Exploration & Production - 4.0%
2,470	California Resources Corp. (a)	13,610
16,126	Marathon Oil Corp.	456,204
17,192	Southwestern Energy Co. (a)	469,170
		938,984
Packaged Foods & Meats - 2.4%
6,834	Sanderson Farms, Inc.	574,227
Personal Products - 2.3%
12,398	Nu Skin Enterprises, Inc. Class A	541,793
Semiconductors - 2.7%
43,996	Marvell Technology Group Ltd.	637,942
Specialized Consumer Services - 2.6%
18,258	H&R Block, Inc.	614,929
Specialty Chemicals - 2.6%
10,122	Albemarle Corp.	608,636
Systems Software - 2.7%
20,606	CA, Inc.	627,453
Technology Hardware, Storage & Peripherals - 5.0%
5,480	Apple, Inc.	604,882
13,506	Lexmark International, Inc. Class A	557,393
		1,162,275
	TOTAL COMMON STOCKS
	(Cost $23,178,211)	$23,397,243
	TOTAL INVESTMENTS - 99.9%
	(Cost $23,178,211)	$23,397,243
	Other Assets in Excess of Liabilities - 0.1%	22,279
	TOTAL NET ASSETS - 100.0%	$23,419,522

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard &Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licenced for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

ValueShares International Quantitative Value ETF
Schedule of Investments
December 31, 2014 (Unaudited)

Shares		Fair Value
COMMON STOCKS - 99.5%
Air Freight & Logistics - 2.0%
2,020	bpost S.A. (a)	$50,805
Apparel Retail - 1.9%
1,000	ABC-MART, Inc. (a)	48,673
Auto Parts & Equipment - 6.1%
1,386	Faurecia (a)	51,849
6,000	NHK SPRING Co., Ltd. (a)	52,897
2,400	TOKAI RIKA Co., Ltd. (a)	51,033
		155,779
Automobile Manufacturers - 5.9%
3,800	DAIHATSU MOTOR Co., Ltd. (a)	50,094
1,400	Fuji Heavy Industries Ltd. (a)	50,259
5,200	MITSUBISHI MOTORS Corp. (a)	48,188
		148,541
Casinos & Gaming - 1.8%
29,344	SJM Holdings Ltd. (a)	46,771
Construction & Engineering - 9.7%
1,508	ACS, Actividades de Construccion y Servicios, S.A. (a)	52,863
3,400	COMSYS Holdings, Corp. (a)	47,120
724	Hochtief Ag (a)	51,268
6,000	KINDEN Corp. (a)	61,262
2,000	NIPPO Corp. (a)	32,994
		245,507
Distributors - 1.9%
2,800	Canon Marketing Japan, Inc. (a)	47,874
Diversified Metals & Mining - 6.5%
2,890	Anglo American PLC (a)	54,075
2,488	BHP Billiton PLC (a)	53,843
1,214	Rio Tinto PLC (a)	56,764
		164,682
Electric Utilities - 1.9%
2,210	Fortum Oyj (a)	48,056
Electronic Components - 1.9%
1,400	HOYA Corp. (a)	47,980
Electronic Equipment & Instruments - 1.8%
1,600	Hitachi High-Technologies Corp. (a)	46,752
Food Retail - 4.0%
13,844	J Sainsbury PLC (a)	53,231
800	LAWSON, Inc. (a)	48,689
		101,920
Health Care Distributors - 2.1%
4,400	Alfresa Holdings Corporation (a)	53,632
Home Entertainment Software - 1.9%
13,200	GungHo Online Entertainment, Inc. (a)	48,599
Homebuilding - 3.9%
4,000	Sekisui Chemical Co., Ltd. (a)	48,589
1,296	The Berkeley Group Holdings PLC (a)	50,095
		98,684
Hotels, Resorts & Cruise Lines - 3.7%
1,646	Flight Centre Travel Group Ltd. (a)	43,835
2,944	TUI AG (a)	49,161
		92,996
Industrial Machinery - 3.7%
12,000	EBARA Corp. (a)	49,791
8,000	SUMITOMO HEAVY INDUSTRIES, Ltd. (a)	43,614
		93,405
Integrated Telecommunication Services - 2.0%
28,208	Bezeq Israeli Telecommmunication Corp. Ltd. (a)	50,262
IT Consulting & Other Services - 2.0%
1,600	OTSUKA Corp. (a)	51,027
Leisure Products - 2.0%
2,400	Namco Bandai Holdings, Inc. (a)	51,374
Oil & Gas Equipment & Services - 8.5%
5,540	Subsea 7 S.A. (a)	56,928
856	Technip S.A. (a)	51,184
1,178	Tecnicas Reunidas S.A. (a)	51,729
6,634	WorleyParsons Ltd. (a)	54,593
		214,434
Oil & Gas Exploration & Production - 2.1%
1,708	Woodside Petroleum Ltd. (a)	53,001
Pharmaceuticals - 1.9%
1,600	Otsuka Holdings Co., Ltd. (a)	48,315
Steel - 4.2%
24,362	Fortescue Metals Group Ltd. (a)	54,496
2,400	Maruichi Steel Tube Ltd. (a)	51,515
		106,011
Technology Hardware, Storage & Peripherals - 3.9%
1,000	Seiko Epson Corp. (a)	42,495
8,000	TOSHIBA TEC Corp. (a)	55,568
		98,063
Tires & Rubber - 12.2%
1,400	Bridgestone Corp. (a)	49,078
574	Cie Generale des Etablissements Michelin (a)	52,280
3,764	Pirelli & Co. SpA (a)	51,058
3,400	Sumitomo Rubber Industries, Ltd. (a)	51,094
6,000	The Yokohama Rubber Co., Ltd. (a)	55,351
2,600	Toyo Tire & Rubber Co., Ltd. (a)	51,792
		310,653
TOTAL COMMON STOCKS
(Cost $2,486,448)	$2,523,796
TOTAL INVESTMENTS - 99.5%
(Cost $2,486,448)	$2,523,796
Other Assets in Excess of Liabilities - 0.5%	13,551
TOTAL NET ASSETS - 100.0%	$2,537,347

Percentages are stated as a percent of net assets.
(a) Foreign Issued Security.
The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property of MSCI, Inc. and Standard &Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licenced for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of December 31, 2014:

	Alpha Architect ValueShares U.S. Quantitative Value ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$23,397,243	$-	$-	$23,397,243
Short-Term Investments	-	-	-	-

	Alpha Architect ValueShares International Quantitative Value ETF
	Level 1	Level 2	Level 3	Total
Common Stocks*	$2,523,796	$-	$-	$2,523,796
Short-Term Investments	-	-	-	-

* For further detail on each asset class, see the Schedule of Investments.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

	Alpha Architect ValueShares U.S. Quantitative Value ETF	Alpha Architect ValueShares International Quantitative Value ETF
Cost of investments	$23,178,211	$2,486,448
Gross unrealized appreciation	$219,032	$37,348
Gross unrealized depreciation	$(0)	$(0)
Net unrealized appreciation/(depreciation)	$219,032	$37,348

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.  The Alpha Architect ValueShares U.S. Quantitative Value ETF commenced operations on October 23, 2014.  The Alpha Architect ValueShares International Quantitative Value ETF commenced operations on December 17, 2014.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Alpha Architect ETF Trust

By (Signature and Title)  /s/  David Foulke
                                            David Foulke,
                                            Chief Compliance Officer/Secretary of Trust

Date   1-23-15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/  David Foulke
                                             David Foulke,
                                             Chief Compliance Officer/Secretary of Trust

Date  1-23-15